Segment information and revenue analysis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023
Revenues	$ 816,016	$ 885,285	$ 1,070,000,000.00
Time-based subscriptions [Member]
Revenues	253,238	263,903
Credit-based subscriptions [Member]
Revenues	562,778	521,382
Marketing revenues (related party) [Member]
Revenues	$ 0	$ 100,000